Transactions with Related Parties (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) Director	Dec. 31, 2018 USD ($) RelatedParties Director	Dec. 31, 2017 USD ($) RelatedParties Director
Transactions With Related Parties Details Textual Abstract
Management and consulting fees (including bonuses)	[1]	$ 365	$ 471	$ 505
Other expenses and share-based payment	[1]	83	50	79
Patent expenses		163	229	234
Directors' fee and share-based payment	[2]	$ 175	$ 173	$ 171
Number of related parties		1	1	1
Number of directors | Director		5	5	5

[1]	Number of related parties
[2]	Number of directors